Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	5 Months Ended
	Feb. 16, 2017	Jan. 11, 2017	Feb. 28, 2017	Mar. 31, 2017	Dec. 31, 2016
Payable to related party				$ 4,116
Number of common stock issued				5,000,000
Proceeds from issuance of common stock				$ 29,275
Officer and Director [Member]
Number of common stock issued	5,000,000	5,000,000
Value of common stock issued		$ 500
Proceeds from issuance of common stock	$ 5,000
Stock issued price per share			$ 0.04
Officer and Director [Member] | Series A Preferred Stock [Member]
Number of common stock issued			400
Stock issued price per share			$ 0.04
Family Member of President [Member]
Number of common stock issued	1,000,000
Proceeds from issuance of common stock	$ 1,000
President [Member]
Stock issued price per share			$ 0.06
President [Member] | Series A Preferred Stock [Member]
Number of common stock issued			600
Stock issued price per share			$ 0.06